DISPOSALS TO GOLAR PARTNERS (Tables)	12 Months Ended
Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Schedule of disposal groups, including discontinued operations
In January 2015, we sold our interests in the company that owns and operates the Golar Eskimo to Golar Partners.

(in thousands of $)	Golar Eskimo
Cash consideration received (1)	226,010
Carrying value of the net assets sold to Golar Partners	(123,604)
Gain on disposal	102,406
The gain from the sale of the Golar Eskimo in January 2015 was $102.4 million and has been recognized in the consolidated statements of operation under "Gain on disposals to Golar Partners" for the year ended December 31, 2015.
(1) The cash consideration for the Golar Eskimo comprised of $390.0 million for the vessel and charter less the assumed bank debt of $162.8 million less purchase price adjustments of $1.2 million.
In March 2014, we sold our interests in the company that owns and operates the Golar Igloo to Golar Partners.

(in thousands of $)	Golar Igloo
Cash consideration received (2)	156,001
Carrying value of the net assets sold to Golar Partners	(112,714)
Gain on disposal	43,287
The gain from the sale of the Golar Igloo in March 2014 was $43.3 million and has been recognized in the consolidated statements of operation under "Gain on disposals to Golar Partners" for the year ended December 31, 2014.
(2) The cash consideration for the Golar Igloo comprised of $310.0 million for the vessel and charter less the assumed bank debt of $161.3 million plus purchase price adjustments of $7.3 million.

Assets and liabilities included in our consolidated balance sheet presented as held-for-sale are shown below:

(in thousands of $)	2016	2015

ASSETS
Current assets
Restricted cash	168	3,618
Other receivables, prepaid expenses and accrued income	180	217
Inventories	—	572
Total current assets	348	4,407

Non-current assets
Vessels and equipment, net	270,959	262,627
Total non-current assets	270,959	262,627
Total assets (2)	271,307	267,034

LIABILITIES
Current liabilities
Current portion of long-term debt and short-term debt (1)	—	(199,300)
Trade accounts payable	(768)	(844)
Accrued expenses	(3,383)	(1,019)
Amounts due to related parties	—	(50)
Total current liabilities	(4,151)	(201,213)

Non-current liabilities
Long-term debt (1)	(205,145)	—
Total non-current liabilities	(205,145)	—
Total liabilities (2)	(209,296)	(201,213)

(1) As of December 31, 2016, long-term debt contains $205.1 million (December 31, 2015: $199.3 million classified as short-term debt) that relates to long-term debt financing arrangements entered into by the CMBL lessor VIE in respect of the Golar Tundra. The debt facilities are denominated in USD, bear interest at LIBOR plus a margin and are repayable with a final balloon payment of $205.1 million. Although we have no control over the funding arrangements of the CMBL lessor VIE, as we consider ourselves the primary beneficiary of the VIE, we are required to consolidate this loan facility into our financial results. Refer to note 4 for additional detail.
(2) We have classified all assets and liabilities as current on the consolidated balance sheets.